CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory Reserve [Member]	Retained Earnings Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 38,554	$ 23,466,482	$ 2,204,174	$ 31,387,398	$ 1,489,779	$ 111,404	$ 58,949,708
Balances at beginning (in shares) at Dec. 31, 2020	3,855,369
Issuance of ordinary shares - cash	$ 13,450	11,903,355					11,916,805
Issuance of common stock - cash, (in shares)	1,345,000
Issuance of ordinary shares-conversion of debt	$ 1,570	756,580					758,150
Issuance of common stock for conversion of debt, (in shares)	157,014
Share based payment service	$ 250	155,575					155,825
Share based payment service, (in shares)	25,000
Net loss from continued operation				(58,629,885)		(2,918,680)	(61,548,565)
Net loss from continued operation				1,493,945			1,493,945
Statutory reserves
Acquisition of Fresh Joy						5,379,104	5,379,104
Disposition of Discontinue operation			(60,922)			(111,404)	(172,326)
Foreign currency translation					969,477		717,560
Ending balance, value at Dec. 31, 2021	$ 53,824	36,281,992	2,143,252	(25,748,542)	2,459,256	2,460,424	17,650,206
Balances at ending (in shares) at Dec. 31, 2021	5,382,383
Issuance of ordinary shares - cash	$ 784	87,808					88,592
Issuance of common stock - cash, (in shares)	78,400
Issuance of ordinary shares - prepayment for acquisition of assets	$ 10,000	3,510,000					3,520,000
Issuance of common stock prepayment for acquisition of assets, (in shares)	1,000,000
Issuance of ordinary shares-conversion of debt	$ 4,147	252,668					256,815
Issuance of common stock for conversion of debt, (in shares)	414,786
Share based payment service	$ 21,400	2,426,150					2,447,550
Share based payment service, (in shares)	2,140,000
Net loss from continued operation				(9,365,056)		(40,025)	(9,405,081)
Share-based payments - omnibus equity plan	$ 6,000	1,590,000					1,596,000
Share-based payments omnibus equity plan, (in shares)	600,000
Statutory reserves
Foreign currency translation					(1,624,743)		(1,624,743)
Issuance of ordinary shares – cashless exercise	$ 2,705	(2,705)
Issuance of common stock - cashless exercise, (in shares)	270,492
Reverse split senders	$ 87	(87)
Reverse split senders, (in shares)	8,673
Ending balance, value at Dec. 31, 2022	$ 98,947	$ 44,145,826	$ 2,143,252	$ (35,113,598)	$ 834,513	$ 2,420,399	$ 14,529,339
Balances at ending (in shares) at Dec. 31, 2022	9,894,734